Investments In An Associate - Summary of Significant Investments in Associates (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Current assets	₽ 154,903	₽ 166,586
Non-current assets	129,918	74,752
Current liabilities	(194,874)	(123,936)
Non-current liabilities	(106,594)	(86,794)
Group's carrying amount of the investment	1,269	1,238
Revenue	277,115	178,215	₽ 104,350
Profit for the year	(58,187)	(56,779)	(22,264)
Total comprehensive income	(58,254)	(56,782)	(22,264)
The Group's share of total comprehensive income	289	197	112
Litres Holdings Limited [Member]
Disclosure of associates [line items]
Current assets	1,561	1,141
Non-current assets	296	550
Current liabilities	(1,190)	(1,072)
Non-current liabilities	0	(108)
Net assets of the associate	667	511
Group's share of net assets - 42.27% (2021: 42.27%)	282	217
Goodwill	964	964
Fair value adjustments (including the effect of the subsequent accounting)	23	57
Group's carrying amount of the investment	1,269	1,238	1,111
Revenue	7,266	6,742	5,077
Profit for the year	724	507	278
Total comprehensive income	724	507	278
The Group's share of profit before fair value adjustments	306	214	118
Amortization of assets based on their fair values at acquisition	(17)	(17)	(6)
The Group's share of total comprehensive income	₽ 289	₽ 197	₽ 112